Related Party Transactions (Details) (USD $)	0 Months Ended	12 Months Ended												12 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended			12 Months Ended
	Nov. 02, 2011	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 AerDragon [Member]	Dec. 31, 2013 AerCo [Member]	Dec. 31, 2012 AerCo [Member]	Dec. 31, 2011 AerCo [Member]	Dec. 31, 2007 AerCo [Member]	Dec. 31, 2006 AerCo [Member]	Dec. 31, 2013 China Aviation Supplies Holding Company [Member] AerDragon [Member]	Dec. 31, 2013 Credit Agricole [Member] AerDragon [Member]	Dec. 31, 2013 AerCap Holdings N.V. [Member]	Dec. 31, 2012 AerCap Holdings N.V. [Member]	Dec. 31, 2011 AerCap Holdings N.V. [Member]	Dec. 31, 2013 AerCap Holdings N.V. [Member] AerDragon [Member]	Dec. 31, 2013 East Epoch Limited [Member] AerDragon [Member]	Dec. 06, 2012 Fern S.a.r.l. [Member]	Aug. 20, 2012 Fern S.a.r.l. [Member]	Jun. 10, 2012 Fern S.a.r.l. [Member]	Nov. 11, 2010 Waha [Member]	Nov. 11, 2010 AerVenture [Member] Waha [Member]	Dec. 31, 2013 AerLift Leasing Ltd. [Member]	Dec. 31, 2013 AerLift Leasing Ltd. [Member] Waha [Member] item	Nov. 11, 2010 AerLift Leasing Ltd. [Member] Waha [Member]	Nov. 11, 2010 AerLift Leasing Jet Ltd. [Member] Waha [Member]
Related Party Transaction [Line Items]
Ownership percentage												50.00%	20.30%				20.30%	9.40%
Guarantee fee received for management services						$ 500,000
Proceeds from interest received										400,000	1,700,000
Management services fees received		20,651,000	17,311,000	19,059,000	13,000,000		1,900,000	3,000,000	3,300,000					2,000,000	2,000,000	3,000,000
New shares issued for acquisition																						29,800,000
Cash received for shares issued																						105,000,000
Interest in the joint venture company																							50.00%			40.00%	50.00%
Management fees																								6,900,000
Number of aircrafts owned		236																							8
Ordinary shares, acquired	26,535,939		320,093,000	9,402,663															5,040,000	10,000,000	5,000,000
Aggregate price of shares		$ 320,000,000	$ 100,000,000	$ 100,000,000															$ 64,100,000	$ 120,000,000	$ 55,900,000